FLEXSHARES® TRUST

FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund (QLVD)

FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund (FEDM)

(each, a “Fund,” and collectively, the “Funds”)

SUPPLEMENT DATED APRIL 15, 2025 TO THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”), DATED MARCH 1, 2025, AS SUPPLEMENTED

Effective immediately, the number of shares in a Creation Unit for the FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund is 50,000 shares or multiples thereof. All references to a Creation Unit block size of 100,000 shares for the FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund in the SAI are deleted and replaced with a Creation Unit block size of 50,000 shares.

The standard purchase/redemption transaction fee is $2,000 for the FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund. All references to a standard purchase/redemption transaction fee of $2,250 for the FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund in the SAI are deleted and replaced with a standard purchase/redemption transaction fee of $2,000.

Effective immediately, the number of shares in a Creation Unit for the FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund is 25,000 shares or multiples thereof. All references to a Creation Unit block size of 50,000 shares for the FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund in the SAI are deleted and replaced with a Creation Unit block size of 25,000 shares.

The standard purchase/redemption transaction fee is $2,500 for the FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund. All references to a standard purchase/redemption transaction fee of $4,500 for the FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund in the SAI are deleted and replaced with a standard purchase/redemption transaction fee of $2,500.

Accordingly, the SAI is updated as follows:

1.	The following information replaces the information for the Funds included in the table under the section entitled “GENERAL DESCRIPTION OF THE TRUST AND THE FUNDS” beginning on page 1 of the SAI:

NAME OF FUND	NUMBER OF SHARES PER CREATION UNIT
FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund	50,000
FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund	25,000

2.

The following information replaces the information for the Funds included in the table under the section entitled “PURCHASE AND REDEMPTION OF CREATION UNIT AGGREGATIONS – PURCHASE AND ISSUANCE OF CREATION UNIT AGGREGATIONS – Purchase Transaction Fee” beginning on page 99 of the SAI:

NAME OF FUND	Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchase*
FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund	$2,000	3.00%
FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund	$2,500	3.00%

*	As a percentage of the net asset value per Creation Unit.

3.

The following information replaces the information for the Funds included in the table under the section entitled “PURCHASE AND REDEMPTION OF CREATION UNIT AGGREGATIONS – PURCHASE AND ISSUANCE OF CREATION UNIT AGGREGATIONS – Redemption of Creation Units” beginning on page 101 of the SAI:

NAME OF FUND	Fee for In-Kind and Cash Redemptions	Maximum Additional Variable Charge for Cash Redemption*
FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund	$2,000	2.00%
FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund	$2,500	2.00%

*	As a percentage of the net asset value per Creation Unit, inclusive of the standard transaction fee.

Please retain this Supplement with your SAI for future reference.